Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill [Roll Forward]
Beginning balance	¥ 2,725,130,000		¥ 2,725,130,000
Ending balance	2,725,130,000	$ 373,341	2,725,130,000	¥ 2,725,130,000
Impairment charge recognized	¥ 0		¥ 0	¥ 0